Commitments and Contingent Liabilities (Tables)	12 Months Ended
Mar. 31, 2013
Change in Accrued Product Warranty Cost

Change in accrued product warranty cost for the years ended March 31, 2013 and 2012 is summarized as follows:

	Millions of yen
	2013	2012
Balance at beginning of year	¥30,534	¥28,531
Addition	25,624	28,234
Utilization	(27,412)	(26,211)
Other	2,454	(20)

Balance at end of year	¥31,200	¥30,534